UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smithbridge Asset Management, Inc.
Address:  5 Christy Drive, Ste 206
          Chadds Ford, PA  19317

13F File Number:  28-05213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kendra L. Hicken
Title:         Vice President
Phone:         610-361-9141
Signature, Place, and Date of Signing:



Kendra L. Hicken     Chadds Ford, Pennsylvania   January 14, 2010
Report Type (Check only one.):

[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        34
Form 13F Information Table Value Total:        71417
List of Other Included Managers:               NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC SHS CL A NEW     COM              G1151C101     2658    64050 SH       Sole                                      64050
AFLAC INC COM                  COM              001055102     1322    28575 SH       Sole                                      28575
APPLE COMPUTER INC COM         COM              037833100     2612    12395 SH       Sole                                      12395
CISCO SYS INC COM              COM              17275R102     1963    81986 SH       Sole                                      81986
COCA COLA CO COM               COM              191216100     2623    46018 SH       Sole                                      46018
ECOLAB INC                     COM              278865100     1054    23651 SH       Sole                                      23651
EXXON MOBIL CORP COM           COM              30231G102     2725    39960 SH       Sole                                      39960
FISERV INC COM                 COM              337738108     1068    22025 SH       Sole                                      22025
GENERAL DYNAMICS CORP COM      COM              369550108      965    14160 SH       Sole                                      14160
GENERAL ELEC CO COM            COM              369604103     1362    90011 SH       Sole                                      90011
INTERNATIONAL BUS MACH COM     COM              459200101     1697    12967 SH       Sole                                      12967
JACOBS ENGR GROUP DEL COM      COM              469814107     1508    40100 SH       Sole                                      40100
JOHNSON & JOHNSON COM          COM              478160104     3597    55844 SH       Sole                                      55844
KINDER MORGAN ENERGY UT LTD PA COM              494550106     1988    32607 SH       Sole                                      32607
LILLY ELI & CO COM             COM              532457108     1307    36600 SH       Sole                                      36600
MEDTRONIC INC COM              COM              585055106     2931    66637 SH       Sole                                      66637
MICROSOFT CORP COM             COM              594918104     2918    95727 SH       Sole                                      95727
NIKE INC CL B                  COM              654106103     2283    34550 SH       Sole                                      34550
ORACLE CORP COM                COM              68389X105     2160    88050 SH       Sole                                      88050
PEPSICO INC COM                COM              713448108     3199    52614 SH       Sole                                      52614
PROCTER & GAMBLE CO COM        COM              742718109     2453    40454 SH       Sole                                      40454
SCHLUMBERGER LTD COM           COM              806857108     1946    29900 SH       Sole                                      29900
SCHWAB CHARLES CP COM          COM              808513105     2053   109101 SH       Sole                                     109101
STAPLES INC COM                COM              855030102     2541   103325 SH       Sole                                     103325
STRYKER CORP COM               COM              863667101     2735    54300 SH       Sole                                      54300
T ROWE PRICE GROUP INC         COM              74144T108     2822    53001 SH       Sole                                      53001
UNITED TECHNOLOGIES CP COM     COM              913017109     2340    33714 SH       Sole                                      33714
VARIAN MEDICAL SYSTEMS INC     COM              92220P105     1993    42550 SH       Sole                                      42550
WAL MART STORES INC COM        COM              931142103     2392    44751 SH       Sole                                      44751
NOVO-NORDISK A S ADR                            670100205     2509    39300 SH       Sole                                      39300
PETROLEO BRASILEIRO SA SPONSOR                  71654V408     1166    24450 SH       Sole                                      24450
ROYAL DUTCH SHELL PLC SPONS AD                  780259206     2336    38864 SH       Sole                                      38864
SANOFI-AVENTIS                                  80105N105     1905    48500 SH       Sole                                      48500
JPMORGAN CHASE CAP XVI PFD TR                   481228203      286    11800 SH       Sole                                      11800